Property and Equipment - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Property, Plant and Equipment [Line Items]
Decrease in net income before non-controlling interest due to change in estimated useful life	lower by Rs. 390.5 million	lower by Rs. 390.5 million
Depreciation and amortization	$ 115.4	5,138.6	4,133.7	3,731.4